Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets:
Net operating loss carryforwards — U.S. federal			$ 1,173,630
Stock-based compensation — U.S.			226,237
Other
Total deferred tax assets			1,399,867
Valuation allowance — U.S.			(1,399,867)
Net deferred tax assets
Deferred Tax Liabilities (net):
Purchased intangibles — U.S. (42 Telecom / Telvantis), net			(1,401,770)
Purchased intangibles — Foreign (Malta LTD)			(3,110,317)
Deferred tax asset — Telvantis (b)	[1]		41,607
Right-of-use assets and other — Foreign
Total deferred tax liabilities, net			(4,470,480)
Net deferred tax liability		$ (4,469,000)	$ (4,470,480)

[1]	Represents a deferred tax asset recognized at Telvantis in connection with temporary differences arising at acquisition.